Financial Risk Management (Details) S/ in Millions	12 Months Ended
	Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2019 PEN (S/)
Financial Risk Management (Details) [Line Items]
Pre-tax increased decreased amount	S/ 0.9	S/ 0.1	S/ 0.7
Foreign exchange translation adjustment	S/ 6.0	S/ 8.3	S/ 8.2
Gearing ratio	0.38	0.37
Bottom of range [member]
Financial Risk Management (Details) [Line Items]
Gearing ratio	0.08	0.08
Top of range [member]
Financial Risk Management (Details) [Line Items]
Gearing ratio	0.7	0.7
Chilean and Colombian Pesos [Member]
Financial Risk Management (Details) [Line Items]
Strengthened and weakened percentage	2.00%